American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 28, 2023

Emerging Markets - Schedule of Investments
FEBRUARY 28, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Brazil — 5.9%
Banco BTG Pactual SA	3,272,800	12,596,228
Embraer SA, ADR(1)	1,545,562	19,628,637
Hapvida Participacoes e Investimentos SA(1)	15,862,400	13,573,533
Petro Rio SA(1)	6,510,900	42,494,428
Sendas Distribuidora SA	3,810,300	13,202,082
Vale SA, ADR	1,250,339	20,430,539
WEG SA	3,737,500	27,834,308
		149,759,755
China — 36.1%
Alibaba Group Holding Ltd., ADR(1)	1,088,637	95,571,442
BYD Co. Ltd., H Shares	992,500	26,682,605
China Construction Bank Corp., H Shares	70,629,000	43,173,913
China Education Group Holdings Ltd.(2)	27,914,000	32,059,304
China State Construction International Holdings Ltd.	21,134,000	24,068,811
China Tourism Group Duty Free Corp. Ltd., A Shares	508,323	14,459,030
Chinasoft International Ltd.(1)	22,036,000	15,826,058
Contemporary Amperex Technology Co. Ltd., A Shares	215,013	12,457,511
Country Garden Services Holdings Co. Ltd.	6,123,000	11,400,762
ENN Energy Holdings Ltd.	2,046,800	29,137,725
Ganfeng Lithium Group Co. Ltd., H Shares(2)	1,967,839	13,745,930
H World Group Ltd., ADR	539,815	25,571,037
Industrial & Commercial Bank of China Ltd., H Shares	33,521,740	16,726,064
JD.com, Inc., Class A	1,861,242	41,375,265
Kweichow Moutai Co. Ltd., A Shares	193,110	50,444,789
Li Ning Co. Ltd.	2,037,500	17,385,387
Meituan, Class B(1)	3,339,840	57,962,676
NetEase, Inc.	2,153,900	33,472,568
Ping An Insurance Group Co. of China Ltd., H Shares	4,964,000	33,886,914
Shanghai International Airport Co. Ltd., Class A(1)	1,631,400	13,775,879
Shenzhou International Group Holdings Ltd.	1,868,000	20,438,835
Sungrow Power Supply Co. Ltd., A Shares	1,774,699	30,470,009
Tencent Holdings Ltd.	3,801,400	166,989,396
Trip.com Group Ltd.(1)	1,138,650	40,467,267
Wuxi Biologics Cayman, Inc.(1)	5,500,500	38,504,320
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	3,192,929	14,170,620
		920,224,117
Hong Kong — 1.1%
Sands China Ltd.(1)	8,447,600	29,318,334
India — 8.5%
HDFC Bank Ltd.	2,317,071	44,813,082
Hindalco Industries Ltd.	3,736,843	18,026,441
ICICI Bank Ltd., ADR	1,572,436	32,517,976
Infosys Ltd., ADR	1,302,082	23,359,351
Reliance Industries Ltd.	1,814,210	50,885,203
Sun Pharmaceutical Industries Ltd.	3,164,837	36,600,839
Tata Consultancy Services Ltd.	292,382	11,705,807
		217,908,699

Indonesia — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	74,792,100	22,891,272
Malaysia — 0.5%
CIMB Group Holdings Bhd	11,113,709	13,893,612
Mexico — 5.1%
America Movil SAB de CV, Class L, ADR	1,012,276	20,832,640
Arca Continental SAB de CV	1,980,354	16,773,452
Cemex SAB de CV, ADR(1)	5,261,002	26,199,790
Grupo Financiero Banorte SAB de CV, Class O	6,082,947	51,492,189
Wal-Mart de Mexico SAB de CV	3,559,775	14,027,807
		129,325,878
Peru — 0.5%
Credicorp Ltd.	101,724	12,961,672
Philippines — 0.6%
Ayala Land, Inc.	31,019,980	15,944,396
Russia†
Novatek PJSC(3)	1,100,400	1
Saudi Arabia — 2.0%
Al Rajhi Bank	2,012,868	37,642,081
Alinma Bank	1,683,019	13,186,829
		50,828,910
South Africa — 3.3%
Capitec Bank Holdings Ltd.	183,434	17,500,386
Exxaro Resources Ltd.	1,219,835	13,351,470
Naspers Ltd., N Shares	236,082	41,513,517
Shoprite Holdings Ltd.	973,672	11,790,382
		84,155,755
South Korea — 11.0%
Ecopro BM Co. Ltd.(2)	220,909	27,742,120
Hotel Shilla Co. Ltd.(2)	212,749	12,882,619
Hyundai Motor Co.	109,665	14,595,637
Samsung Biologics Co. Ltd.(1)	93,707	54,747,233
Samsung Electronics Co. Ltd.	2,705,555	123,792,369
Samsung SDI Co. Ltd.	45,147	23,719,150
SK Hynix, Inc.	328,288	22,187,272
		279,666,400
Taiwan — 15.0%
Chailease Holding Co. Ltd.	8,449,836	61,934,693
Delta Electronics, Inc.	4,252,000	39,780,515
E Ink Holdings, Inc.	2,947,000	18,648,368
E.Sun Financial Holding Co. Ltd.	17,662,617	14,414,944
Far EasTone Telecommunications Co. Ltd.	7,120,000	16,065,910
Taiwan Semiconductor Manufacturing Co. Ltd.	13,928,713	230,435,127
		381,279,557
Thailand — 4.8%
Central Pattana PCL	8,316,900	16,524,150
CP ALL PCL	22,424,200	39,329,554
Kasikornbank PCL	7,382,900	28,614,729
Minor International PCL(1)	15,709,200	14,882,291
PTT Exploration & Production PCL	5,286,600	22,375,237
		121,725,961
Turkey — 1.0%
BIM Birlesik Magazalar AS	3,408,403	24,582,431
United Arab Emirates — 1.3%
Emaar Properties PJSC	21,311,883	32,458,025

United States — 1.2%
MercadoLibre, Inc.(1)	24,130	29,438,600
TOTAL COMMON STOCKS (Cost $2,356,089,915)		2,516,363,375
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,354	35,354
State Street Navigator Securities Lending Government Money Market Portfolio(4)	222,852	222,852
		258,206
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 4.375%, 12/15/24 - 11/15/39, valued at $7,172,241), in a joint trading account at 4.44%, dated 2/28/23, due 3/1/23 (Delivery value $7,043,693)		7,042,824
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.25%, 6/30/2029, valued at $22,366,585), at 4.53%, dated 2/28/23, due 3/1/23 (Delivery value $21,930,759)		21,928,000
		28,970,824
TOTAL SHORT-TERM INVESTMENTS (Cost $29,229,030)		29,229,030
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,385,318,945)		2,545,592,405
OTHER ASSETS AND LIABILITIES — 0.1%		1,893,175
TOTAL NET ASSETS — 100.0%		$2,547,485,580

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.3%
Information Technology	20.1%
Financials	17.9%
Communication Services	9.3%
Consumer Staples	6.8%
Industrials	6.1%
Energy	5.7%
Health Care	5.5%
Real Estate	3.0%
Materials	3.0%
Utilities	1.1%
Short-Term Investments	1.1%
Other Assets and Liabilities	0.1%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,884,386. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $17,052,632, which includes securities collateral of $16,829,780.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$40,059,176	$109,700,579	—
China	121,142,479	799,081,638	—
India	55,877,327	162,031,372	—
Mexico	47,032,430	82,293,448	—
Peru	12,961,672	—	—
United States	29,438,600	—	—
Other Countries	—	1,056,744,654	—
Short-Term Investments	258,206	28,970,824	—
	$306,769,890	$2,238,822,515	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.